Expense Example, No Redemption {- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-15 - Fidelity China Region Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor China Region Fund: Class A
Expense Example, No Redemption:
1 Year	$ 691
3 Years	937
5 Years	1,202
10 Years	1,957
Fidelity Advisor China Region Fund: Class M
Expense Example, No Redemption:
1 Year	497
3 Years	807
5 Years	1,140
10 Years	2,078
Fidelity Advisor China Region Fund: Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,091
Fidelity Advisor China Region Fund: Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143
Fidelity Advisor China Region Fund: Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	$ 990